Other non-current liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other non-current liabilities
42	Other non-current liabilities

	Note	2019 RMB million	2018 RMB million
Unredeemed credits under the frequent flyer award programs	40	1,763	2,018
Others		19	18

		1,782	2,036